Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022	2021

11.1	Basic earnings per share – cents	79	80	89

Basic earnings per share from is calculated by dividing the profit attributable to owners of the parent of US$703.3 million (2022:
US$711.0 million and 2021: US$789.3 million) by the weighted average number of ordinary shares in issue during the year of
893,318,864 (2022: 890,968,721 and 2021: 887,306,342).

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022	2021

11.2	Basic earnings per share from continuing operations – cents	81	79	92

Basic earnings per share from continuing operations is calculated by dividing the profit attributable to owners of the parent from continuing operations of US$722.2 million (2022: US$698.0 million and 2021: US$818.7 million) by the weighted average number of ordinary shares in issue during the year of 893,318,864 (2022:
890,968,721 and 2021: 887,306,342).

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022	2021

11.3	Basic (loss)/earnings per share from discontinued operation – cents	(2)	1	(3)

Basic (loss)/earnings per share from discontinued operation is calculated by dividing the loss attributable to owners of the parent from discontinued operation of US$18.9 million (2022: profit of
US$13.0 million and 2021: loss of US$29.4 million ) by the weighted average number of ordinary shares in issue during the year of
893,318,864 (2022: 890,968,721 and 2021: 887,306,342 ).

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022	2021

11.4	Diluted earnings per share – cents	77	78	88

Diluted earnings per share is calculated by dividing the diluted profit attributable to owners of the parent of US$692.2 million
(2022: US$701.3 million and 2021: US$781.9 million) by the diluted weighted average number of ordinary shares in issue during the year of 895,037,887 (2022: 893,916,246 and 2021: 893,497,539).

	Net profit attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent:
	Profit attributable to owners of the parent	703.3	711.0	789.3
	South Deep minority interest at 10%	(11.1)	(9.7)	(7.4)
	Diluted profit attributable to owners of the parent	692.2	701.3	781.9
	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of ordinary shares	893,318,864	890,968,721	887,306,342
	Potentially dilutive share options in issue	1,719,023	2,947,525	6,191,197
	Diluted weighted average number of ordinary shares	895,037,887	893,916,246	893,497,539
Notes to the consolidated financial statements continued
for the year ended 31 December 2023
11.Earnings per share continued

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022	2021

11.5	Diluted earnings per share from continuing operations – cents	79	77	91

Diluted earnings per share from continuing operations is calculated by dividing the diluted profit attributable to owners of the parent from continuing operations of US$711.1 million (2022: US$688.3 million and
2021: US$811.3 million) by the diluted weighted average number of ordinary shares in issue during the year of 895,037,887 (2022:
893,916,246 and 2021: 893,497,539).

Net profit attributable to owners of the parent from continuing operations has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent from continuing operations:

	Profit attributable to owners of the parent from continuing operations	722.2	698.0	818.7
	South Deep minority interest at 10%	(11.1)	(9.7)	(7.4)
	Diluted profit attributable to owners of the parent from continuing operations	711.1	688.3	811.3
	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of ordinary shares	893,318,864	890,968,721	887,306,342
	Potentially dilutive share options in issue	1,719,023	2,947,525	6,191,197
	Diluted weighted average number of ordinary shares	895,037,887	893,916,246	893,497,539

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022	2021

11.6	Diluted (loss)/earnings per share from discontinued operation – cents	(2)	1	(3)

Diluted (loss)/earnings per share from discontinued operation is calculated by dividing the loss attributable to owners of the parent from discontinued operation of US$18.9 million (2022: profit of
US$13.0 million and 2021: loss of US$29.4 million) by the weighted average number of ordinary shares in issue during the year of
895,037,887 (2022: 893,916,246 and 2021: 893,497,539).